Derivatives, Hedged Items in Fair Value Hedging Relationships (Details) - Fair value hedging [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Hedging Basis Adjustment [Abstract]
Cumulative basis adjustment associated with hedged items layers	$ 75	$ (43)
Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Amortized cost basis of the closed portfolios	43,200	18,600
Amount that represents the hedged items layers	15,300	9,000
Cumulative basis adjustment associated with hedged items layers	75	(43)
Hedged items currently designated [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	94,388	37,410
Hedge accounting basis adjustment, assets	(698)	(1,546)
Hedged items currently designated [Member] | Trading assets [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	9,107	4,787
Hedge accounting basis adjustment, assets	1,726	100
Hedged items currently designated [Member] | Interest-bearing deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(64,595)	(54,084)
Hedge accounting basis adjustment, liabilities	(130)	(56)
Hedged items currently designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	(154,397)	(151,743)
Hedge accounting basis adjustment, liabilities	9,825	12,858
Not designated as hedging instrument [Member] | Available-for-sale debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	21,489	10,778
Hedge accounting basis adjustment, assets	285	312
Not designated as hedging instrument [Member] | Trading assets [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	0	0
Hedge accounting basis adjustment, assets	0	0
Not designated as hedging instrument [Member] | Interest-bearing deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	0	0
Hedge accounting basis adjustment, liabilities	0	0
Not designated as hedging instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of liabilities	0	0
Hedge accounting basis adjustment, liabilities	0	0
Foreign exchange contracts [Member] | Hedged items currently designated [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying amount of assets	892	260
Re-designated as hedging instrument [Member] | Trading assets [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedge accounting basis adjustment, assets	100	(23)
Re-designated as hedging instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedge accounting basis adjustment, liabilities	$ 455	$ 566